TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes On Income [Line Items]
Israeli corporate tax rate		26.50%	26.50%	25.00%
Tax loss carry forward		$ 36,617
Capital Loss		633
Net change in total valuation allowance		451
Subsequent event [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate	25.00%
U.S.subsidiary [Member]
Taxes On Income [Line Items]
Tax loss carry forward		$ 8,480
Brazilian subsidiary [Member]
Taxes On Income [Line Items]
Income tax rate		34.00%	34.00%
Tax loss carry forward		$ 2,685
Maximum offset percentage of taxable income for tax period		30.00%